Regulation and Rates (Details) - USD ($)							3 Months Ended					9 Months Ended	12 Months Ended				15 Months Ended
	Jan. 01, 2026	Nov. 01, 2025	Sep. 30, 2025	Apr. 30, 2025	Jan. 01, 2025	Nov. 01, 2024	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2017
Schedule of Regulatory Assets and Liabilities [Line Items]
Accrual for Environmental Loss Contingencies														$ 122,000,000				$ 122,000,000
Public Utilities, Rate Case, Deferred Storm Costs Threshold					$ 9,400,000
Public Utilities, Rate Case, Deferred Storm Qualifying Costs																			$ 500,000
Regulatory Liabilities Reclassified from Accumulated Depreciation														$ 822,100,000	$ 748,100,000
General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate														7.52%
Forecast
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Rate Case, Deferred Storm Costs Threshold	$ 9,600,000
Forecast | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate													7.64%
Electric
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage														5.00%
Natural Gas
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage														3.00%
Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount										$ (7,584,000)	$ 71,428,000	$ 42,000,000		$ 199,667,000	127,152,000
Annual Power Cost Variability, Amount, Forecasted												56,100,000			95,100,000			98,200,000
Storm Damage Costs Incurred During Period														46,200,000	74,500,000
Public Utilities, Rate Case, Deferred Storm Costs Threshold													$ 9,600,000	$ 9,400,000			$ 9,600,000	9,400,000	10,000,000
Public Utilities, Rate Case, Deferred Storm Qualifying Costs																			$ 500,000
Puget Sound Energy | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Equity Capital Structure, Percentage														49.00%
Public Utilities, Approved Return on Equity, Percentage														9.80%
Public Utilities, Allowance for Funds Used During Construction, Rate														7.52%
Puget Sound Energy | Purchased Gas Adjustment [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 55,100,000				$ 124,400,000
Purchased natural gas costs, credit for CP settlement						28,100,000
Purchased natural gas costs, commodity deferrals						142,800,000
Puget Sound Energy | Schedule 106 [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount		47,200,000				127,000,000
Puget Sound Energy | Purchased Gas Adjustment, Schedule 101 [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 7,900,000				$ 2,600,000
Puget Sound Energy | Forecast
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount																	$ 80,600,000
Puget Sound Energy | Forecast | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Equity Capital Structure, Percentage													50.00%
Public Utilities, Approved Return on Equity, Percentage													9.90%
Public Utilities, Allowance for Funds Used During Construction, Rate													7.64%
Puget Sound Energy | Maximum | Forecast | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Equity Capital Structure, Percentage										50.00%	49.00%
Public Utilities, Approved Return on Equity, Percentage							10.80%	10.80%	10.80%	9.90%	9.80%
Public Utilities, Approved Rate Increase (Decrease), Percentage							8.20%	8.20%	8.10%
Public Utilities, Approved Debt Capital Structure, Percentage										7.64%	7.52%
Puget Sound Energy | Under-collection [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount				$ 3,100,000
Puget Sound Energy | Customer's share plus interest [Member] | Under-collection [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount															22,200,000
Puget Sound Energy | Electric
Schedule of Regulatory Assets and Liabilities [Line Items]
Deferred Emission Compliance Costs, Regulatory Liability										$ 52,500,000		$ 52,500,000		$ 99,400,000				99,400,000
Puget Sound Energy | Electric | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount														$ 378,200,000
Public Utilities, Approved Rate Increase (Decrease), Percentage														13.30%
Puget Sound Energy | Electric | Colstrip Adjustment Rider [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount					4,100,000
Puget Sound Energy | Electric | Colstrip Adjustment Rider [Member] | Subsequent Event [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 82,500,000
Public Utilities, Approved Rate Increase (Decrease), Percentage	230.00%
Public Utilities, Requested Rate Increase (Decrease), Percentage	0.20%		2.30%
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 6,900,000		$ 82,500,000
Puget Sound Energy | Electric | Climate Commitment Act [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 259,000,000				$ 259,000,000
Public Utilities, Approved Rate Increase (Decrease), Percentage	7.20%				7.20%
Puget Sound Energy | Electric | PCA Mechanism [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 748,400,000													$ 748,400,000
Public Utilities, Approved Rate Increase (Decrease), Percentage	20.80%													20.80%
Puget Sound Energy | Electric | Forecast | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 191,000									$ 191,000,000	$ 378,200,000
Public Utilities, Approved Rate Increase (Decrease), Percentage							8.70%	3.70%	15.20%	5.90%	13.30%		5.90%
Puget Sound Energy | Natural Gas | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount														$ 110,000,000
Public Utilities, Approved Rate Increase (Decrease), Percentage														10.60%
Puget Sound Energy | Natural Gas | Colstrip Adjustment Rider [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage					0.10%
Puget Sound Energy | Natural Gas | Forecast | General Rate Case [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 20,000,000									$ 20,000,000	$ 110,000,000
Public Utilities, Approved Rate Increase (Decrease), Percentage							3.60%	3.20%	14.20%	1.80%	10.60%		1.80%
Puget Sound Energy | Natural gas wholesale market transactions
Schedule of Regulatory Assets and Liabilities [Line Items]
Deferred Emission Compliance Costs, Regulatory Liability														$ 28,600,000				28,600,000
Deferred Emission Compliance Auction Proceeds, Regulatory Liability														46,400,000				$ 46,400,000
Puget Sound Energy | Storm that occurred in 2024 [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Storm Damage Costs Deferred During Period														$ 28,300,000	6,000,000
Puget Sound Energy | Storm that occurred in 2023 [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Storm Damage Costs Deferred During Period															$ 58,900,000
Puget Sound Energy | Storm that occurred in 2022 [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Storm Damage Costs Deferred During Period																$ 0